Related Party Transactions - Additional information (Details) - EUR (€)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 15, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Remuneration of key management line items
Short-term remuneration and compensation		€ 120,000	€ 332,000	€ 391,000	€ 477,000
Share-based payment expense		845,000	784,000	2,137,000	784,000	€ 800,000
Share-based payment expense for non-executive directors		47,000	13,000	102,000	13,000
R&D Collaboration
Remuneration of key management line items
Collaboration agreements led to financial impact		€ 413,000	€ 1,450,000	€ 1,749,000	€ 1,450,000
IFRS Chief Executive Officer
Remuneration of key management line items
Short-term remuneration and compensation	€ 150,000